Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dunham Corporate/Government Bond Fund | Dunham Corporate/Government Bond Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	6.44%	2.55%	6.04%	(12.40%)	(0.64%)	7.25%	9.74%	(2.44%)	3.79%	3.34%
Dunham Floating Rate Bond Fund | Dunham Floating Rate Bond Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	5.30%	8.39%	13.33%	(2.29%)	3.76%	0.16%	7.44%	(0.71%)	2.95%	7.56%
Dunham High Yield Bond Fund | Dunham High Yield Bond Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	7.48%	7.16%	14.75%	(10.30%)	4.97%	7.70%	14.55%	(4.27%)	6.61%	10.98%
Dunham International Opportunity Bond Fund | Dunham International Opportunity Bond Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	5.91%	6.39%	12.31%	(13.95%)	(1.81%)	4.06%	4.01%	(4.74%)	9.80%	0.18%
Dunham Large Cap Value Fund | Dunham Large Cap Value Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	18.04%	15.83%	9.47%	(8.06%)	28.81%	2.44%	26.03%	(8.90%)	15.25%	11.55%
Dunham Small Cap Value Fund | Dunham Small Cap Value Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	9.79%	7.96%	15.32%	(12.01%)	32.31%	(2.60%)	21.31%	(11.11%)	8.95%	26.64%
Dunham Focused Large Cap Growth Fund | Dunham Focused Large Cap Growth Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	2.05%	27.11%	55.16%	(38.80%)	13.30%	49.77%	35.51%	10.02%	26.43%	(7.45%)
Dunham Small Cap Growth Fund | Dunham Small Cap Growth Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	12.32%	14.10%	21.73%	(33.04%)	5.25%	68.51%	25.11%	(3.82%)	30.03%	6.16%
Dunham Emerging Markets Stock Fund | Dunham Emerging Markets Stock Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	30.26%	5.81%	7.22%	(24.42%)	(6.34%)	25.17%	23.04%	(20.16%)	33.76%	13.21%
Dunham International Stock Fund | Dunham International Stock Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	47.84%	8.80%	17.17%	(13.82%)	10.83%	19.48%	19.37%	(13.39%)	25.62%	3.13%
Dunham Dynamic Macro Fund | Dunham Dynamic Macro Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	5.10%	10.90%	18.69%	(14.02%)	9.29%	1.63%	13.99%	(8.45%)	8.09%	2.29%
Dunham Long/Short Credit Fund | Dunham Long/Short Credit Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	3.41%	5.31%	1.53%	(1.69%)	2.54%	5.16%	6.88%	5.15%	11.53%	1.10%
Dunham Monthly Distribution Fund | Dunham Monthly Distribution Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	8.18%	5.52%	4.36%	0.80%	0.36%	0.69%	4.93%	(0.38%)	4.35%	4.42%
Dunham Real Estate Stock Fund | Dunham Real Estate Stock Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	(5.93%)	7.20%	13.60%	(39.51%)	10.01%	20.77%	27.32%	(6.37%)	4.24%	6.25%
Dunham U.S. Enhanced Market Fund | Dunham U.S. Enhanced Market Fund Class N
Prospectus [Line Items]
Annual Return [Percent]	16.27%	25.57%